VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation charge	$ 36.3	$ 37.5